SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Textual) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Jan. 01, 2019
Cost of Goods and Services Sold	$ 5,663,877	$ 99,274	$ 17,200,450
Property, Plant and Equipment, Salvage Value, Percentage	0.00%	5.00%
Cash	$ 848,522	$ 4,116
Allowance for Doubtful Other Receivables, Current	$ 72,852	0	0
Concentration Risk, Percentage	16.00%
Percentage of Value Added Tax	10.00%
Impairment loss of long lived assets	$ 17,652	0	0
Operating Lease, Right-of-Use Asset				$ 345,000
Shipping and Handling [Member]
Cost of Goods and Services Sold	$ 290,130	$ 89,027	$ 1,112,599